THE ADVISORS' INNER CIRCLE FUND (THE "TRUST")

          THOMSON HORSTMANN & BRYANT SMALL CAP VALUE FUND (THE "FUND")

                       Supplement dated November 12, 2013
to the Institutional and Investor Class Shares Prospectus (the "Prospectus") and
     Statement of Additional Information (the "SAI") dated October 9, 2013

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS AND SAI.

All references to Fund ticker symbols are hereby deleted and replaced with the following:

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SHARE CLASS                                                   TICKER SYMBOL
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     Institutional Class Shares                                   THBLX
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     Investor Class Shares                                        THBSX
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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE





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